Measurement of financial assets and liabilities - Maturity of financial liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	$ 11,269	$ 13,105
Contractual maturities	12,238	14,208
Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	748	769
Contractual maturities	768	852
Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	3,925	3,933
Contractual maturities	4,789	4,936
Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	257	234
Contractual maturities	284	251
Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	540	707
Contractual maturities	540	707
Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	272	716
Contractual maturities	272	716
Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	2,848	4,035
Contractual maturities	2,906	4,035
Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Carrying value	2,679	2,711
Contractual maturities	2,679	2,711
Within one year
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	6,527	8,336
Within one year | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	186	155
Within one year | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	125	126
Within one year | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	84	76
Within one year | Operational borrowings (excluding lease liabilities)
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	540	707
Within one year | Obligations under funding, securities lending and sale and repurchase agreements
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	272	716
Within one year | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,641	3,845
Within one year | Net asset value attributable to unit holders of consolidated investment funds
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	2,679	2,711
1 to 2 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	205	357
1 to 2 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	9	169
1 to 2 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	125	126
1 to 2 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	71	62
2 to 5 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	858	533
2 to 5 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	69	68
2 to 5 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	678	379
2 to 5 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	111	86
5 to 10 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,243	3,729
5 to 10 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	114	149
5 to 10 years | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	3,111	3,555
5 to 10 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	18	25
10 to 15 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	19	26
10 to 15 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	19	24
10 to 15 years | Lease liabilities under IFRS 16
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities		2
15 to 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	7	9
15 to 20 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	7	9
Over 20 years
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	4	5
Over 20 years | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	4	5
No stated maturity
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	1,375	1,213
No stated maturity | Investment contract liabilities without DPF
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	360	273
No stated maturity | Core structural borrowings of shareholder-financed businesses
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	750	750
No stated maturity | Accruals, deferred income and other liabilities
Contractual maturities of financial liabilities on an undiscounted cash flow basis
Contractual maturities	$ 265	$ 190